GOODWILL - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Cloud service and solutions
GOODWILL
Impairment loss	¥ 0	¥ 0
Fair value of reporting unit			¥ 4,205,000
Fair value in excess of carrying amount			¥ 1,169,909
Percentage of fair value in excess of carrying amount			39.00%
Cloud-based digital solutions and services
GOODWILL
Impairment loss	0	¥ 0
Fair value of reporting unit	2,870,829
Fair value in excess of carrying amount	¥ 372,620
Percentage of fair value in excess of carrying amount	15.00%